Trade and other payables (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Current
Suppliers	$ 11,780,282	$ 10,470,260
Dividends payable (1)	1,958,736	58,668
Withholding tax	970,447	717,720
Partner's advances	900,259	1,060,349
Insurance and reinsurance	478,976	294,114
Deposits received from third parties	145,989	136,310
Related parties (Note 31)	73,403	66,598
Agreements in transport contracts	31,816	33,883
Hedging operations (2)	13,101	2,032
Various creditors	736,940	728,297
Total trade and other current payables	17,089,949	13,568,231
Non-current
Suppliers	24,544	8,260
Various creditors	38,988	62,347
Total trade and other non-current payables	$ 63,532	$ 70,607